Other Receivables - Schedule of Other Receivables (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Receivables [Abstract]
Deposit	$ 17,787	$ 16,791
Others	1,401	788
Total	$ 19,188	$ 17,579